UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-5052
                                   --------

The Value Line New York Tax Exempt Trust
----------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
----------------------------------------

David T. Henigson
-----------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: January 31,2007
                         ---------------

Date of reporting period: October 31,2006
                          ---------------

Item 1: Schedule of Investments.

      A copy of Schedule of Investments for the period ended 10/31/06 is included with this Form.

                                                                                Value Line New York Tax Exempt Trust

Schedule of Investments (unaudited)                                                                 October 31, 2006
--------------------------------------------------------------------------------------------------------------------

     Principal                                                                             Rating (1)
      Amount                                                                              (unaudited)      Value
--------------------------------------------------------------------------------------------------------------------
  LONG-TERM MUNICIPAL SECURITIES  (95.9%)
                NEW YORK CITY (9.3%)
$     1,000,000   General Obligation Unlimited, Prerefunded, Ser. J, XLCA-ICR Insured,
                    5.50%, 6/1/21                                                             Aaa     $    1,113,740
      1,000,000   Industrial Development Agency, Revenue Bonds, Queens Baseball
                    Stadium-Pilot, AMBAC Insured, 4.75%, 1/1/42                               Aaa          1,025,910
                                                                                                      --------------
                                                                                                           2,139,650
                                                                                                      --------------
                NEW YORK STATE (61.7%)
      1,000,000   Convention Center Development Corp., Revenue Bonds, Hotel Unit Fee
                    Secured, AMBAC Insured, 5.00%, 11/15/27                                   Aaa          1,064,280
                  Dormitory Authority, Revenue Bonds:
        960,000     Albany Medical Center, Ser. A-1, FSA/FHA Insured, 5.00%, 8/15/18          Aaa          1,029,888
        500,000     Court Facilities Lease, Ser. A, AMBAC Insured, 5.50%, 5/15/26             Aaa            592,720
        500,000     Mental Health Services Facilities Improvement Revenue Bonds, Ser.
                      B, AMBAC Insured, 5.00%, 2/15/25                                        Aaa            530,960
      1,500,000     School District Building Finance, Ser. C, MBIA Insured, 5.00%, 4/1/26     Aaa          1,595,220
        300,000     White Plains Hospital Medical Center, FHA Insured, 4.63%, 2/15/18         AAA(*)         315,069
        750,000   Environmental Facilities Corp., Personal Income Tax Revenue Bonds,
                    Ser. A, 5.00%, 12/15/19                                                   AAA(*)         810,990
      1,000,000   Long Island Power Authority, Electric Systems Revenue Bonds, Gen.
                    Ser. A, FGIC Insured, 5.25%, 12/1/20                                      Aaa          1,110,430
        100,000   Nassau County, General Improvement, Ser. C, FSA Insured, 5.13%, 1/1/14      Aaa            106,183
        500,000   Nassau Health Care Corp., Revenue Bonds, Ser. B, FSA Insured, 5.00%,
                    8/1/13                                                                    Aaa            537,805
                  Thruway Authority Revenue Bonds:
        500,000     Personal Income Tax, Ser. A, 5.50%, 3/15/20                               Aa3            547,645
      1,735,000     Second Gerneral Highway and Bridge Trust Fund, Ser. A, AMBAC
                      Insured, 5.00%, 4/1/20                                                  Aaa          1,882,735
        500,000   Triborough Bridge and Tunnel Authority, Revenue Bonds, Ser. A,
                    General Obligation of Authority, 5.25%, 1/1/28                            Aa2            581,080
      1,000,000   Urban Development Corp., Refunding Service Contract, Revenue Bonds,
                    Ser. B, 5.00%, 1/1/20                                                     AA-(*)       1,076,850
        200,000   Voorheesville, Central School District, General Obligations
                    Unlimited, FSA Insured, 5.00%, 6/15/17                                    Aaa            211,668
      2,095,000   Yonkers, General Obligation Unlimited, Ser. A, AMBAC Insured, 5.00%,
                    9/1/24                                                                    Aaa          2,244,458
                                                                                                      --------------
                                                                                                          14,237,981
                                                                                                      --------------
                PUERTO RICO (20.1%)
      3,000,000   Electric Power Authority, Power Revenue Bonds, Ser. RR, XLCA Insured,
                    5.00%, 7/1/27                                                             Aaa          3,197,370
        350,000   Public Buildings Authority, Government Facilities Revenue Bonds, Ser.
                    J, AMBAC Insured, 5.00%, 7/1/36                                           Aaa            373,418
      1,000,000   Public Finance Corp., Ser. A, FGIC Insured, 5.25%, 8/1/31                   Aaa          1,074,270
                                                                                                      --------------
                                                                                                           4,645,058
                                                                                                      --------------
                VIRGIN ISLANDS (4.8%)
      1,000,000   Public Finance Authority, Revenue Bonds, Gross Receipts Taxes, Ser.
                    A, 6.38%, 10/1/19                                                         Baa3         1,100,330
                                                                                                      --------------
                  TOTAL LONG-TERM MUNICIPAL SECURITIES
                    (Cost $21,792,887)                                                                    22,123,019
                                                                                                      --------------
  SHORT-TERM MUNICIPAL SECURITIES  (3.0%)
                NEW YORK CITY (3.0%)
        700,000   Municipal Water Finance Authority, Water and Sewer Systems Revenue
                    Bonds, Ser. C, FGIC Insured, 3.62%, 11/1/06 (2)                           VMIG1          700,000
                                                                                                      --------------

                  TOTAL SHORT-TERM MUNICIPAL SECURITIES
                    (Cost $700,000)                                                                          700,000
                                                                                                      --------------

                  TOTAL MUNICIPAL SECURITIES  (98.9%)
                    (Cost $22,492,887)                                                                    22,823,019
                                                                                                      --------------
                CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES  (1.1%)                                       255,467
                                                                                                      --------------
                NET ASSETS  (100.0%)                                                                  $   23,078,486
                                                                                                      --------------
                NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE
                  ($23,078,486 / 2,351,065 shares outstanding)                                        $         9.82
                                                                                                      --------------

(1) Rated by Moody's Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor's
(2) Variable rate demand notes are considered short-term obligations. Interest rates change every day. These securities are payable on demand on interest rate reset dates and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of October 31, 2006.

The Fund's unrealized appreciation/(depreciation) as of October 31, 2006 was as follows:
                                                                Total Net
                                                                Unrealized
Total Cost        Appreciation           Depreciation           Appreciation
--------------------------------------------------------------------------------
$22,492,887         $368,067               $(37,935)             $330,132

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By       /s/ Jean B. Buttner
         --------------------------------
         Jean B. Buttner, President

Date:    December 20, 2006
         ------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jean B. Buttner
         -------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer

By:      /s/ Stephen R. Anastasio
         -------------------------------------------------------
         Stephen R. Anastasio, Treasurer

Date:    December 20, 2006
         ------------------------